Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Sales in China	212,129	30,553	194,226	241,446
Sales in other countries (principally Europe, Asia and North America)	41,797	6,020	54,636	43,018
	253,926	36,573	248,862	284,464

Schedule of Revenue by Significant Types of Films

	December 31, 2016			December 31, 2015		December 31, 2014
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	95,705	13,785	37.8%	103,520	41.6%	118,560	41.7%
Printing film	20,366	2,933	8.0%	29,605	11.9%	32,987	11.6%
Metallized film	7,391	1,065	2.9%	9,010	3.6%	6,397	2.2%
Specialty film	96,091	13,840	37.8%	73,851	29.7%	79,609	28.0%
Base film for other applications	34,373	4,950	13.5%	32,876	13.2%	46,911	16.5%
	253,926	36,573	100.0%	248,862	100.0%	284,464	100.0%